Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 5,208,544
Balance at the end of the year	5,517,133	$ 5,208,544
Dry-docking activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	89,372	135,700	$ 150,702
Costs incurred for dry dockings	43,155	52,677	47,980
Dry-dock amortization	(33,684)	(49,686)	(55,026)
Write-down / sales of vessels	(2,459)	(49,319)	(7,956)
Balance at the end of the year	$ 96,384	$ 89,372	$ 135,700